Acquisitions (Details) - Schedule of estimated useful lives of intangible assets related to ExtenData acquisition - ExtenData Solutions, LLC [Member]	12 Months Ended
Dec. 31, 2020
Customer lists and relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	12 years
Trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Developed technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 months